Adoption of New Procedures, Amendments to and Interpretations of Existing Standards Issued by the Iasb and Published Standards Effective from 2020	12 Months Ended
Dec. 31, 2022
Adoption Of New Procedures Amendments To And Interpretations Abstract
Adoption of new procedures, amendments to and interpretations of existing standards issued by the IASB and published standards effective from 2020
4	Adoption of new procedures, amendments to and interpretations of existing standards issued by the IASB and published standards effective from 2022

4.1	Amendments to IFRSs and new interpretations of mandatory application starting at 2022

The Company evaluated the amendments and new interpretations to IFRS as issued by IASB, which were effective for accounting periods beginning on or after January 1, 2022. The main new standards adopted are the following:

Statement	Description	Effective date
Changes to IAS 16: Property - Resources Before Intended Use	The amendments to Pronouncement IAS 16 prohibit deducting from the cost of an item of property, plant and equipment any proceeds from the sale of items produced before the asset is available for use, i.e., funds to bring the asset to the location and condition necessary for it to be capable of operating. in the manner intended by the Management. Consequently, the entity recognizes these proceeds from the sale and related costs in the statement of operations.	01/01/2022

Improvements to IFRS 9: Financial Instruments	The amendments clarify the rates that an entity includes when assessing whether the terms of a new or modified financial liability are materially different from the terms of the original financial liability. These fees include only fees paid or received between the borrower and the lender, including fees paid or received by the borrower or the lender on behalf of the other.	01/01/2022

Improvements to IFRS16: Leasing	The amendments exclude the concept of reimbursement for improvements in third-party properties.	01/01/2022

The adoption of these standards did not result in a material impact on the Company’s financial statements.

4.2	New standards, amendments and interpretations issued but not yet effective

The Company evaluated all new and revised IFRSs, already issued and not yet effective, however did not adopt them in advance, the main are:

Accounting pronouncement	Description	Effective for annual periods beginning on or after
Amendments to IAS1: Classification of liabilities as current and non-current and disclosure of accounting policies

Specify the requirements for classifying the liability as current or non-current. The amendments clarify: which means a right to postpone liquidation; that the right to postpone must exist on the base date of the report; that this classification is not affected by the likelihood that an entity will exercise its right to postpone; and that only if a derivative embedded in a convertible liability is itself an equity instrument would the terms of a liability not affect its classification.

- The amendments are to help entities disclose accounting policies that are more useful by replacing the requirement for disclosure of significant accounting policies for material accounting policies.

01/01/2023

Amendments to IAS8: Definition of accounting estimates	Introduce the definition of ‘accounting estimate’. The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and correction of errors. In addition, they clarify how entities use measurement and input techniques to develop accounting estimates.	01/01/2023

It is not expected that the adoption of these standards will result in significant impacts on the financial statements.

According to Management, there are no other standards and interpretations issued and not yet adopted that may have a significant impact on the financial statements.